Significant accounting judgements and estimates (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
Tax losses	$ 8,767,492	$ 7,118,392
Unrecognized deferred tax assets	$ 1,490,000	$ 1,210,000